Related Parties	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Jan. 29, 2012
Related Parties

NOTE 4 — RELATED PARTIES

On August 30, 2007, investment funds associated with Clayton, Dubilier & Rice, Inc., The Carlyle Group and Bain Capital Partners, LLC (collectively the “Equity Sponsors”) formed HDS Investment Holding, Inc. (“Holding”) and entered into a stock purchase agreement with The Home Depot, Inc. (“Home Depot” or “THD”) pursuant to which Home Depot agreed to sell to Holding or to a wholly owned subsidiary of Holding certain intellectual property and all of the outstanding common stock of HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. (collectively “HD Supply”). On August 30, 2007, through a series of transactions, Holding’s direct wholly owned subsidiary, HDS Holding Corporation, acquired direct control of HD Supply through the merger of its wholly owned subsidiary, HDS Acquisition Corp., with and into HD Supply. Through these transactions (the “Transactions”), Home Depot was paid cash of $8.2 billion and 12.5% of Holding’s common stock worth $325 million for certain intellectual property and all of the outstanding common stock of HD Supply, Inc. and CND Holdings, Inc. including all dividends and interest payable associated with those shares.

Home Depot

Strategic Agreement—On the date of the Transactions, Home Depot entered into a strategic purchase agreement with Crown Bolt. This agreement provides a guaranteed revenue stream to Crown Bolt through January 31, 2015 by specifying minimum annual purchase requirements from Home Depot. As of October 28, 2012, the net book value of the strategic purchase agreement is $50 million and the net book value of goodwill assigned to Crown Bolt is $215 million. From time to time, the Company has discussions with Home Depot concerning amending, extending or replacing the current strategic purchase agreement, as well as the potential terms of any such amendment, extension or replacement. Some of the options discussed with Home Depot concerning the amendment, extension or replacement of the agreement could result in a future impairment of the strategic purchase agreement, the goodwill assigned to Crown Bolt or both, which could be significant.

Sales—HD Supply derived revenue from the sale of products to Home Depot of $68 million and $211 million in the three and nine months ended October 28, 2012, respectively, and $66 million and $193 million in the three and nine months ended October 30, 2011, respectively. The revenue was recorded at an amount that generally approximates fair value. Accounts receivable from the sale of products to Home Depot were approximately $26 million at October 28, 2012 and $45 million at January 29, 2012, and are included within Receivables in the accompanying Consolidated Balance Sheets.

Equity Sponsors

Sponsor Management Fee—In conjunction with the closing of the Transactions, the Company entered into a management agreement whereby the Company pays the Equity Sponsors a $5 million annual aggregate management fee (“Sponsor Management Fee”) and related expenses through August 2017. The three and nine months ended October 28, 2012 include $1 million and $4 million, respectively, in Sponsor Management Fees and related expenses. The three and nine months ended October 30, 2011 include $1 million and $4 million, respectively, in Sponsor Management Fees and related expenses. These charges are included in Selling, general and administrative expense in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Notes—As of October 28, 2012, affiliates of the Equity Sponsors beneficially owned all of the $813 million outstanding principal of the Company’s 14.875% Senior Notes. In addition, management of the Company has been informed that, as of October 28, 2012, affiliates of certain of the Equity Sponsors beneficially owned approximately $713 million aggregate principal amount, or 39%, of the Company’s 13.5% Senior Subordinated Notes and approximately $42 million aggregate principal amount of the Company’s other outstanding indebtedness. See Note 15, Subsequent Event, for information on the pro-rata redemption of the Company’s 13.5% Senior Subordinated Notes.

NOTE 4—RELATED PARTIES

On August 30, 2007, investment funds associated with Clayton, Dubilier & Rice, Inc., The Carlyle Group and Bain Capital Partners, LLC (collectively the “Equity Sponsors”) formed Holding and entered into a stock purchase agreement with The Home Depot, Inc. (“Home Depot” or “THD”) pursuant to which Home Depot agreed to sell to Holding or to a wholly owned subsidiary of Holding certain intellectual properties and all the outstanding common stock of HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. On August 30, 2007, through a series of transactions, Holding’s direct wholly owned subsidiary, HDS Holding Corporation, acquired direct control of HD Supply through the merger of its wholly owned subsidiary, HDS Acquisition Corp., with and into HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. Through these transactions (the “Transactions”), Home Depot was paid cash of $8.2 billion and 12.5% of Holding’s common stock worth $325 million for certain intellectual property and all of the outstanding common stock of HD Supply, Inc. and CND Holdings, Inc. including all dividends and interest payable associated with those shares. During fiscal 2009, HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. received $22 million from Home Depot for the working capital adjustment and settlement of other items finalizing the purchase price of the Transactions.

Home Depot

Sales and Purchases—HD Supply derived revenue from the sale of products to Home Depot of $275 million, $299 million, and $290 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. The revenue was recorded at an amount that generally approximates fair value. Accounts receivable from the sale of products to Home Depot were $45 million and $27 million at January 29, 2012 and January 30, 2011, respectively, and are included within Receivables in the accompanying Consolidated Balance Sheets. In addition to sales, HD Supply purchased product from Home Depot of less than $1 million in each of fiscal 2011, fiscal 2010, and fiscal 2009. All purchases were recorded in Cost of sales when the inventory was sold.

Strategic Agreement—On the date of the Transactions, Home Depot entered into a strategic purchase agreement with Crown Bolt, HD Supply’s distribution services line of business. This agreement provides a guaranteed revenue stream to Crown Bolt through January 31, 2015 by specifying minimum annual purchase requirements from Home Depot. The minimum annual purchase requirements range from $257 million at the outset of the agreement in 2007 to $401 million in the final year. Crown Bolt recorded $20 million and $12 million during fiscal 2011 and fiscal 2010, respectively, in Net sales in accordance with the minimum purchase requirement provisions of this strategic purchase agreement.

Equity Sponsors

In conjunction with the closing of the Transactions, the Company entered into a management agreement whereby the Company will pay the Equity Sponsors a $5 million annual aggregate management fee (“Sponsor Management Fee”) and related expenses through August 2017. During each of fiscal 2011, fiscal 2010, and fiscal 2009, the Company recorded $5 million of Sponsor Management Fees and related expenses, which are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

Management of the Company has been informed that, as of January 29, 2012, affiliates of certain of the Equity Sponsors beneficially owned approximately $833 million aggregate principal amount, or 33%, of the Company’s 12.0% Senior Notes due 2014 and $713 million aggregate principal amount, or 39%, of the Company’s 13.5% Senior Subordinated Notes due 2015.

HD Supply purchased product from affiliates of the Equity Sponsors for approximately $61 million, $46 million, and $60 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. In addition, HD Supply sold product to affiliates of the Equity Sponsors for approximately $3 million, $3 million, and $3 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. Management believes these transactions were conducted at prices that an unrelated third party would pay.

Other Related Parties

HD Supply leases several buildings and properties from an executive officer of the Company. The leases generally provide that all expenses related to the properties are to be paid by HD Supply. Rents paid under these leases were minimal in fiscal 2011, less than $1 million in fiscal 2010, and $1 million in fiscal 2009. The fiscal 2010 payment included less than $1 million of a prepayment for fiscal 2011 and the fiscal 2009 payment included less than $1 million of a prepayment for fiscal 2010. The Company received a discount for making such prepayments.